Columbia Mortgage Opportunities Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	1,673,068	1,678,869
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-X1 Class CERT
05/15/2029	0.000%	91,625	6,688,625
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,942,829
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,899,216
ARES CLO(a),(f)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	11.791%	5,000,000	4,904,530
ARES XLIV CLO Ltd.(a),(f)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.433%	5,275,000	5,196,070
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	1,565,113	1,556,699
Carlyle Global Market Strategies CLO Ltd.(a),(f)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.263%	11,000,000	11,005,346
Series 2015-4A Class CR
3-month Term SOFR + 3.962% 07/20/2032	9.244%	7,500,000	7,501,110
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	6,706,706	6,346,311
Dryden CLO Ltd.(a),(f)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.730%	1,250,000	1,250,748
LendingClub Receivables Trust(a),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	865,000
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	8,800,456	8,703,651
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LP LMS Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	1,442,771	1,428,343
Madison Park Funding XXII Ltd.(a),(f)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.063%	3,700,000	3,705,369
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	636,045	625,465
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	6,000,000	5,958,237
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	2,824,962	2,833,893
Octagon 54 Ltd.(a),(f)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.813%	2,500,000	2,263,618
Octagon Investment Partners 47 Ltd.(a),(f)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.794%	15,250,000	14,576,972
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	6,498,822	6,608,314
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	8,000,000	8,091,199
Pagaya AI Debt Selection Trust(a),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	952,142
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	1,902
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	38,778
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	110,891
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,902,407	2,897,290
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	9,500,000	9,621,458

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	218,076	217,671
Series 2023-3 Class A
12/16/2030	7.600%	4,999,861	5,026,815
Series 2023-6 Class D
06/16/2031	9.000%	10,909,752	10,932,048
Series 2024-1 Class A
07/15/2031	6.660%	4,003,516	4,055,283
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,602,516	3,607,858
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,498,884	11,636,757
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,288,081
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	20,367,169	20,754,616
Subordinated Series 2023-3 Class B
12/16/2030	9.570%	5,130,527	5,247,654
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	10,149,914	10,435,713
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	7,997,949	8,140,409
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	4,998,138	5,033,664
Subordinated Series 2023-7 Class D
07/15/2031	9.000%	4,998,138	4,997,462
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	5,098,725	5,167,844
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	3,499,125	3,559,255
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	4,647,933	4,709,697
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	8,000,000	8,068,820
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	12,000,000	12,156,718
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	1,549,272	1,550,331
Series 2023-7 Class ABC
07/15/2031	7.855%	9,976,546	10,068,279
Subordinated Series 2023-5 Class AB
04/15/2031	7.392%	484,725	487,086
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	5,694,242	5,705,036
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	4,156,058	4,172,534
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,151,230	5,002,564
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.813%	3,733,333	3,645,693
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	3,302,642	3,310,228
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	3,847,352	3,871,416
Series 2023-1A Class A
04/15/2029	7.580%	4,097,515	4,122,883
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	1,864,179	1,862,008
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	517,011	509,838
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	4,736,000	4,767,657
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	648,451
Total Asset-Backed Securities — Non-Agency (Cost $323,601,516)			303,013,244

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.576%	41,326,390	1,107,882
Series 2019-102 Class IB
03/16/2060	0.835%	12,200,715	628,954
Series 2020-19 Class IO
12/16/2061	0.718%	17,564,348	854,896
Series 2020-3 Class IO
02/16/2062	0.615%	17,803,079	731,432
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,756,113)			3,323,164

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,406,901
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	15,400,000	10,505,666
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	17,650,000	16,447,107
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,275,000	6,552,845
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	7,271,378
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	1,370,849
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,534,911
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	5,500,000	5,000,335
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	9.951%	11,600,000	10,829,882
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $106,786,862)			63,919,874

Residential Mortgage-Backed Securities - Agency(j) 118.1%

Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.737%	25,817,665	3,786,713
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.737%	22,729,381	3,017,205
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.637%	32,416,501	4,268,624
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.537%	64,369,439	7,942,513
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	0.634%	41,897,189	5,135,493
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	102,756,036	88,843,652
11/01/2052	4.000%	24,898,862	23,655,050
12/01/2052	5.000%	21,937,490	22,262,162
09/01/2053	5.500%	23,231,035	23,620,167
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.037%	9,656,266	1,471,238
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.432%	2,076,991	183,235
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.582%	763,399	96,257
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.432%	907,344	117,354
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.682%	8,068,055	1,081,273
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	0.732%	8,542,823	1,101,864
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	0.612%	6,211,749	576,636

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.617%	9,034,386	1,432,026
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.587%	17,681,533	2,889,863
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.502%	1,691,967	174,502
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	190,637	6,091
CMO Series 5040 Class IH
11/25/2050	3.500%	11,187,654	1,936,772
CMO Series 5083 Class NI
12/25/2040	4.500%	9,501,417	1,677,133
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,380,118	188,343
Federal Home Loan Mortgage Corp.(h),(k)
CMO Series 4620 Class AS
11/15/2042	0.560%	1,009,756	84,239
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.532%	41,293,655	5,268,195
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	0.951%	36,486,193	5,541,067
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	0.637%	26,805,288	3,797,789
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	36,109,221	6,124,994
CMO Series 5105 Class JI
03/25/2045	3.000%	22,959,226	2,232,433
CMO Series 5183 Class IO
01/25/2052	3.000%	38,600,301	5,897,964
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2052	4.000%	36,669,050	35,244,595
09/01/2052	5.000%	18,171,668	18,176,438
06/01/2053- 01/01/2054	5.500%	63,562,527	64,507,950
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	554,417	5,250
CMO Series 2021-3 Class TI
02/25/2051	2.500%	45,562,482	7,738,733
Federal National Mortgage Association(f),(h)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.437%	1,897,740	202,407
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.637%	80,152	324
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.687%	1,044,676	148,155
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	0.187%	8,455,403	1,155,022
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.537%	1,142,989	156,807
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	0.637%	6,925,078	1,124,649
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	18,174,223	866,720
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.687%	7,254,835	1,049,005
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.587%	5,301,991	733,554
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	20,840,797	1,858,960
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	0.687%	22,539,167	3,153,403
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	0.637%	33,638,552	3,746,302
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.587%	32,733,787	5,111,348
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.687%	22,784,288	3,090,349
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.587%	21,582,541	2,674,908
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.147%	29,769,529	3,963,962
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	0.650%	8,460,048	1,416,306
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.750%	8,882,853	1,372,571
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.750%	8,687,162	1,112,977
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.700%	7,288,345	843,869
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.750%	5,692,498	672,419
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.750%	7,649,798	897,717
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.750%	7,206,481	761,060
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.750%	6,456,970	859,118
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.750%	5,968,739	845,342
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.600%	13,760,541	1,913,559
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	35,439,824	404,230
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	0.650%	28,780,652	3,788,291

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	14,183,053	246,572
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.750%	9,644,094	1,258,303
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.850%	61,146,866	8,024,890
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.850%	19,401,430	2,699,918
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.850%	31,962,620	5,110,094
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.850%	22,534,680	3,369,836
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.850%	17,519,090	2,611,914
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.600%	18,511,307	2,725,727
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.600%	21,091,176	2,955,338
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.700%	9,208,568	1,247,926
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	0.500%	18,721,505	2,246,770
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.700%	24,130,099	3,084,850
CMO Series 2021-117 Class ES
1-month Term SOFR + 6.300% Cap 6.300% 07/20/2051	0.850%	31,522,749	4,658,009
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	25,790,113	3,751,198
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	26,961,760	3,745,126
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	58,268,643	794,068
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	59,650,848	8,288,110
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 0.114% Cap 6.300% 08/20/2051	0.850%	61,373,303	9,056,656
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.850%	31,212,059	4,403,135
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.850%	46,182,238	6,780,947
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	78,286,223	992,247
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.850%	38,314,910	5,984,892
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	269,902,365	918,208
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.850%	38,193,442	5,786,352
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.850%	33,044,743	4,579,083
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	44,951,385	1,234,720
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.850%	44,216,109	6,299,619
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	0.000%	43,855,156	2,951,733
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	0.647%	60,284,667	6,203,859
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	25,945,218	641,140
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.700%	24,043,077	3,289,535
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.600%	33,525,859	4,698,257
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.647%	94,414,846	6,642,509
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.377%	16,102,662	1,072,120
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.600%	54,818,146	6,821,625
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.547%	62,280,430	2,795,376
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.600%	35,590,124	4,575,360
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.297%	67,702,634	4,477,730
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	0.997%	29,418,019	3,138,991
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.797%	23,647,946	2,060,895

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.047%	66,761,016	3,455,550
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	0.047%	36,704,736	2,649,032
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.047%	53,506,554	4,092,128
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	0.556%	49,668,473	5,341,487
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.897%	22,379,851	3,630,406
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	1.947%	28,938,334	4,504,955
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,529,884	488,242
CMO Series 2018-78 Class GI
04/20/2048	4.000%	6,185,133	902,267
CMO Series 2020-160 Class DI
10/20/2050	2.500%	17,264,252	2,636,885
CMO Series 2020-160 Class HI
10/20/2050	2.500%	14,061,745	1,851,582
CMO Series 2020-160 Class ID
10/20/2050	2.500%	12,751,307	1,944,369
CMO Series 2020-162 Class EI
10/20/2050	2.500%	12,907,595	1,970,854
CMO Series 2020-164 Class CI
11/20/2050	3.000%	16,168,964	2,568,096
CMO Series 2020-191 Class UC
12/20/2050	4.000%	19,816,187	3,999,963
CMO Series 2020-191 Class UM
12/20/2050	3.500%	28,382,677	4,675,203
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-85 Class MI
06/20/2050	3.500%	11,978,083	2,492,187
CMO Series 2021-158 Class VI
09/20/2051	3.000%	32,095,767	5,119,429
CMO Series 2021-160 Class CI
09/20/2051	2.500%	65,639,713	8,650,776
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	7,134,449	1,235,591
CMO Series 2021-24 Class MI
02/20/2051	3.000%	15,725,959	2,669,588
CMO Series 2021-29 Class HI
02/20/2051	3.500%	20,122,512	3,940,877
CMO Series 2021-44 Class CI
03/20/2051	3.000%	23,639,275	4,035,302
CMO Series 2021-44 Class MI
03/20/2051	3.000%	15,514,651	2,388,893
CMO Series 2021-58 Class IA
04/20/2051	3.500%	13,511,386	2,456,319
CMO Series 2021-7 Class IT
01/16/2051	3.000%	28,954,962	5,571,855
Government National Mortgage Association TBA(l)
09/23/2054	4.500%	240,000,000	235,096,874
Uniform Mortgage-Backed Security TBA(l)
09/16/2054	3.000%	117,000,000	103,785,007
09/16/2054	3.500%	403,420,484	371,380,591
09/16/2054	4.000%	437,500,000	415,127,278
09/16/2054	4.500%	503,000,000	489,289,135
09/16/2054	5.000%	261,000,000	259,121,345
09/16/2054	6.000%	260,000,000	264,772,602
Total Residential Mortgage-Backed Securities - Agency (Cost $2,839,657,526)			2,768,075,453

Residential Mortgage-Backed Securities - Non-Agency 44.2%

510 Asset Backed Trust(a),(k)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,768,525	1,743,119
A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,359,556	4,395,757
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	2.115%	4,164,851	4,116,337
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.402%	8,617,660	5,014,335
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	1,524,189	1,421,755
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	4,132,420	3,556,216
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,588,648
Angel Oak Mortgage Trust(a),(k)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	9,828,819	9,672,243
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,878,658
Antler Mortgage Trust(a),(g)
CMO Series 2024-RTL1
05/25/2026	9.487%	9,501,679	9,563,858
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,180,909
CMO Series 2020-NQM1 Class B2
05/25/2060	5.814%	2,800,000	2,604,542
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	5,928,702
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,541,830
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.749%	6,000,000	6,010,858
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	7.849%	6,708,000	6,453,792
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	8.349%	4,129,000	3,877,471
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.749%	6,570,000	6,598,878
BVRT Financing Trust(a),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	27,583,280	27,583,280
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	7,487,543	7,204,289
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	4,086,221
CMO Series 2023-3 Class M1
07/25/2058	8.258%	8,900,000	9,081,403
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	8,350,000	7,125,000
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	7,431,000	5,633,150
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.627%	4,569,000	3,599,307
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.258%	5,373,000	5,347,953
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.258%	5,829,000	5,742,833
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.188%	4,942,000	4,920,622
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.258%	3,700,000	3,715,283
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,148,298
CIM Trust(a),(k)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	5,827,784	5,773,039
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	13,565,367	13,536,935
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	4,605,730	4,567,302
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,218,878	9,701,596
Citigroup Mortgage Loan Trust(a),(m)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,382,404	532,353
Citigroup Mortgage Loan Trust(a),(g),(h)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.216%	36,553,649	1,190,735
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,456,938
CMO Series 2021-3 Class A3
09/27/2066	1.419%	6,764,089	5,653,118

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,536,155
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,482,560
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.613%	4,993,000	4,329,878
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,557,177
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.849%	7,059,000	7,387,139
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.349%	10,350,000	10,918,350
Credit Suisse Mortgage Trust(a),(k)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	8,012,233	7,999,729
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	2,838,892	2,817,023
CMO Series 2022-RPL3 Class A1
03/25/2061	3.846%	9,082,208	9,705,734
Deephaven Residential Mortgage Trust(a),(g)
Subordinated CMO Series 2020-2 Class B3
05/25/2065	5.787%	4,911,000	4,849,458
Subordinated CMO Series 2020-2 Class B4
05/25/2065	5.787%	10,551,372	9,776,212
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.549%	11,350,000	11,921,297
FIGRE Trust(a),(g)
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	2,040,682	2,079,719
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,413,307
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,342,620
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,885,094
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,580,961
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,626,692
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	14,483,991	14,203,351
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.463%	8,503,844	9,864,459
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	10.136%	11,200,000	12,855,894
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.999%	15,500,000	17,521,634
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.713%	12,994,135	14,797,072
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.099%	14,000,000	14,999,771
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.849%	23,300,000	26,217,859
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.849%	7,450,000	8,053,919
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.349%	6,750,000	7,569,796
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.749%	14,200,000	17,108,470
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,277,217
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.248%	23,887,069	24,022,415
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.298%	7,500,000	7,690,006
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,758,196
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class M1
07/25/2067	5.057%	3,000,000	2,896,802
HTAP(a),(g)
CMO Series 2024-1 Class A
04/25/2037	7.000%	7,331,650	7,318,920
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.138%	7,384,000	5,833,957
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.435%	4,489,000	3,649,479
LHOME Mortgage Trust(a),(k)
CMO Series 2021-RTL3 Class A1
09/25/2026	3.363%	1,430,798	1,424,288
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,543,341
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,288,676
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,781,192
loanDepot GMSR Master Trust(a),(f)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.122%	7,580,000	7,551,530
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	4,898,206
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,075,094
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,550,000
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.228%	3,444,446	172,157
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.998%	9,250,000	6,530,343
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.871%	2,887,000	1,923,547
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.879%	6,748,000	4,351,259
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.879%	5,287,000	2,954,449
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,100,856	2,047,796
NYMT Loan Trust(a),(k)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,901,583
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.902%	5,295,000	4,265,266
CMO Series 2024-CP1 Class M1
02/25/2068	3.902%	2,350,000	1,812,551
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	14,729,932	14,827,033
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	10.849%	2,373,000	2,474,706
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.299%	6,500,000	6,696,927
OBX Trust(a),(g)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,661,246	4,600,558
OSAT Trust(a),(k)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	5,058,227	4,946,741
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	10,179,155	10,043,238
Preston Ridge Partners Mortgage(a),(k)
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,180,312	6,824,980
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,482,216	5,427,307

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(k)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	5,486,973	5,607,870
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,445,889	2,450,787
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,534,210	16,325,546
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	6,895,493
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,617,147
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,207,242
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	11,857,239	11,643,073
PRET LLC(a),(k)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	4,126,617	4,181,573
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	13,500,000	13,563,119
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	6,500,000	6,573,596
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	3,911,017	3,983,106
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	5,600,000	5,697,977
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	8,500,000	8,550,808
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	9,384,605	9,533,055
Pretium Mortgage Credit Partners(a),(k)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	12,054,361	12,121,928
Pretium Mortgage Credit Partners LLC(a),(k)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	11,100,000	10,802,670
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	3,081,911	3,033,840
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	6,592,869	6,181,879
PRPM LLC(a),(k)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	5,015,296	4,941,919
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,730,344
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	8,424,099
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,586,844
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	9,461,389
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	1,919,317
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,137,180
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,598,123
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	4,608,000	4,350,765
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.327%	2,700,000	2,642,287
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.496%	2,043,000	1,975,320
Radnor Re Ltd.(a),(f)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	9.348%	4,750,000	4,800,019
RCO VII Mortgage LLC(a),(k)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	15,873,000	15,793,589
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,184,024
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,725,225
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,595,000	4,717,938
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	1,724,853	1,698,362
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.370%	5,198,000	4,011,765
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.370%	4,958,000	3,653,162
Saluda Grade Alternative Mortgage Trust(c),(e),(g)
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	4.304%	7,656,359	9,522,980
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saluda Grade Alternative Mortgage Trust(a),(c),(e),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	9,191,878	15,634,465
Stanwich Mortgage Loan Co. LLC(a),(k)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	4,005,211	3,984,042
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	15,500,000	14,859,250
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,385,656
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,335,645	3,699,211
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,802,462
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,249,055
Toorak Mortgage Trust(a),(g)
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.398%	3,500,000	3,545,279
Triangle Re Ltd.(a),(f)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.891%	10,000,000	10,394,533
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.891%	7,100,000	7,539,399
VCAT Asset Securitization LLC(a),(k)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	4,032,890	3,968,111
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	9,497,527	9,507,636
VCAT LLC(a),(k)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,616,851	5,540,813
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	4,369,866	4,341,015
Vericrest Opportunity Loan Transferee XCIV LLC(a),(k)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	5,189,827	5,155,449
Vericrest Opportunity Loan Transferee XCVI LLC(a),(k)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	8,133,454	8,144,421
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVII LLC(a),(k)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	8,245,360	8,342,935
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	8,101,972	6,813,512
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	3,833,550
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,516,524
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	2,002,486
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.926%	7,000,000	6,906,735
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.550%	4,198,000	4,154,321
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,650,298
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,524,950
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,201,204
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	3,150,000	3,130,799
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,251,993
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,106,907
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,911,068
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,009,969,711)			1,035,452,092

Call Option Contracts Purchased 2.7%
Value ($)
(Cost $45,920,650)	63,220,003

Put Option Contracts Purchased 0.1%

(Cost $14,293,390)	1,523,638

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(n),(o)	179,934,519	179,898,532
Total Money Market Funds (Cost $179,880,009)		179,898,532
Total Investments in Securities (Cost: $4,531,865,777)		4,418,426,000
Other Assets & Liabilities, Net		(2,074,585,087)
Net Assets		2,343,840,913
At August 31, 2024, securities and/or cash totaling $56,478,964 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	108	12/2024	USD	22,415,063	6,501	—
U.S. Treasury 5-Year Note	8,332	12/2024	USD	911,507,785	—	(1,342,944)
U.S. Treasury Ultra Bond	107	12/2024	USD	14,117,313	—	(224,167)
Total					6,501	(1,567,111)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(3,485)	12/2024	USD	(429,090,625)	3,782,992	—
U.S. Treasury 10-Year Note	(21,362)	12/2024	USD	(2,425,922,125)	13,773,006	—
Total					17,555,998	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,000,000	93,000,000	3.75	11/18/2024	2,473,800	3,068,200
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	180,000,000	180,000,000	3.80	04/10/2025	5,526,000	8,405,316
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	100,000,000	100,000,000	3.25	08/19/2025	3,065,000	2,632,100
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	330,000,000	330,000,000	3.75	09/20/2024	9,900,000	8,579,835
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	280,000,000	280,000,000	4.00	11/06/2024	8,400,000	13,773,284
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	79,000,000	79,000,000	3.75	11/29/2024	2,504,300	2,724,742
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	325,000,000	325,000,000	3.80	09/20/2024	4,176,250	5,930,437
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.90	12/06/2024	2,205,000	4,210,845
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	367,000,000	367,000,000	4.00	05/07/2025	7,670,300	13,895,244
Total							45,920,650	63,220,003

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	60,000,000	60,000,000	4.50	04/25/2025	1,473,000	251,088
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	207,000,000	207,000,000	4.50	04/16/2025	4,874,850	822,162
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	4.50	04/28/2025	2,350,000	422,100
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	130,000,000	130,000,000	4.50	10/07/2024	673,790	3,913
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	370,000,000	370,000,000	4.50	10/10/2024	2,812,000	15,762
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	435,000,000	435,000,000	4.50	10/02/2024	2,109,750	8,613
Total							14,293,390	1,523,638

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(222,000,000)	(222,000,000)	3.25	9/03/2024	(1,332,000)	(89)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(130,000,000)	(130,000,000)	3.20	9/05/2024	(910,000)	(10,556)
Total							(2,242,000)	(10,645)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,146,037	(5,000)	310,998	—	830,039	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,146,037	(5,000)	1,349,867	—	—	(208,830)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,349,376	(10,250)	4,979,002	—	—	(2,639,876)

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	5,730,186	(25,000)	12,957,050	—	—	(7,251,864)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,146,037	(5,000)	1,456,650	—	—	(315,613)
Total							11,517,673	(50,250)	21,053,567	—	830,039	(10,416,183)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	38,000,000	(620,632)	—	—	—	(620,632)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.660	USD	10,000,000	(1,706,321)	5,000	—	(2,060,464)	359,143	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.660	USD	20,000,000	(3,412,642)	10,000	—	(2,285,928)	—	(1,116,714)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	8,800,000	(1,501,563)	4,400	—	(1,925,138)	427,975	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	16,500,000	(2,815,429)	8,250	—	(3,080,640)	273,461	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	13,000,000	(2,218,218)	6,500	—	(1,933,134)	—	(278,584)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	30.797	USD	1,174,852	(210,959)	587	—	(89,029)	—	(121,343)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	30.797	USD	2,303,631	(413,648)	1,152	—	(114,604)	—	(297,892)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	31.154	USD	2,541,379	(281,991)	1,271	—	(497,778)	217,058	—
Total								(12,560,771)	37,160	—	(11,986,715)	1,277,637	(1,814,533)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $1,378,658,879, which represents 58.82% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $41,978,064, which represents 1.79% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
09/16/2054 5.500%	(31,000,000)	09/16/2024	(31,280,938)	(31,210,494)

(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(l)	Represents a security purchased on a when-issued basis.
(m)	Zero coupon bond.
(n)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	122,883,619	461,303,715	(404,281,102)	(7,700)	179,898,532	3,648	1,804,534	179,934,519
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Mortgage Opportunities Fund  | 2024

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